COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

Legal Matters

The Company is not involved in litigation claims arising in the ordinary course of business. Legal fees and other costs associated with such actions are expensed as incurred. In addition, the Company assesses, in conjunction with its legal counsel, the need to record a liability for litigation and contingencies. The Company reserves for costs relating to these matters when a loss is probable, and the amount can be reasonably estimated.